Share-based payments (Details) - Schedule of share-based compensation expense recognized in the statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of share-based compensation expense recognized in the statement of comprehensive income [Abstract]
Share-based compensation	$ 1,222	$ 1,295	$ 872
Cumulated Share-based compensation	$ 10,607	$ 9,385	$ 8,090